Bonds and money market funds - Summary of detailed information about bonds and money market funds (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds	$ 3,278	$ 6,062
Guaranteed investment certificates	659	228
Balance as at November 30	3,937	6,290
Current portion	(3,723)	(6,290)
Non-current portion	$ 214	$ 0